Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Long-Term Debt

Note 9. Long-Term Debt

Long-term debt consists of the following (in thousands):

	September 30, 2025			December 31, 2024
	Current	Noncurrent	Total	Current	Noncurrent	Total
2024 Convertible Notes	$455	-	$455	$255	$200	455
2024 Convertible Notes at fair value	9,480	-	9,480	8,986	-	8,986
Related party convertible notes payable at fair value	7,530	-	7,530	-	6,524	6,524
Related party loan payable	700	-	700	700	-	700
February 2025 Convertible Notes	-	180	180	-	-	-
Total	$18,165	$180	$18,345	$9,941	$6,724	$16,665

Convertible Notes at Fair Value

Related party convertible notes payable at fair value

In October 2019, the Company entered into a convertible promissory note agreement (the “2019 Convertible Note Agreement”) with a lender and issued a convertible promissory note for the principal amount of $2,000.0 thousand (the “2019 Convertible Note”). The 2019 Convertible Note bears interest at a rate of 10% per annum, compounded quarterly. The 2019 Convertible Note matured in September 2022.

In September 2021, the Company entered into a second convertible promissory note agreement (the “2021 Convertible Note Agreement”) (the 2019 Convertible Note Agreement and the 2021 Convertible Note Agreement collectively referred to as the “2019 and 2021 Convertible Notes Agreements”) with the same lender and issued a convertible promissory note for the principal amount of $450.0 thousand (the “2021 Convertible Note”) (the 2019 Convertible Note and the 2021 Convertible Note collectively, the “2019 and 2021 Convertible Notes”). The 2021 Convertible Note was issued with the same terms as the 2019 Convertible Note, except with a maturity date of October 2022.

Effective December 2022, the 2019 and 2021 Convertible Notes Agreements were amended (the “2022 Amended Convertible Notes Agreements”) to extend the maturity date for the 2019 and 2021 Convertible Notes to December 2023, increase the interest rate to 15% for the period from December 2022 through December 2023, adding a prepayment option, amending one of the conversion scenarios, and amending the definition of a next equity financing to require a sale of equity securities to result in gross proceeds of $7,500.0 thousand (the “Next Equity Financing”). The 2022 Amended Convertible Notes Agreements also added a partial payment of the interest accrued and outstanding on the note of $386.4 thousand due no later than March 2023. Failure to pay by the payment deadline obligated the Company to pay interest at a rate of twenty percent (20%) per annum, compounded quarterly, on the outstanding $386.4 thousand.

In December 2023, the 2022 Amended Convertible Notes Agreements were amended again (the “2023 Amended Convertible Notes Agreements”), extending the maturity date of the 2019 and 2021 Convertible Notes to January 2024.

In January 2024, the 2023 Amended Convertible Notes Agreements were amended again (the “2024 Amended Convertible Notes Agreements”), extending the maturity date to January 2025. The amendment also added a provision surrounding conversion in the case the Company completes the merger (see “SPAC PIPE financing” below) (also see “Note 1 – Organization”), an additional table depicting principal and interest on the 2019 and 2021 Convertible Notes to be redeemed in connection with the merger, and additional definitions related to the merger.

The 2021, 2022 and 2023 amendments were accounted for as debt modifications, prospectively, with any change in fair value from the new terms incorporated into future valuations. The 2024 amendment was deemed as capital transaction as per ASC 470-50-40-2 and is accounted for as an extinguishment of debt, with a gain on extinguishment of debt of $343.0 thousand recorded in additional paid in capital in the unaudited condensed consolidated interim balance sheet as of the nine month ended September 30, 2024, with any change in subsequent fair value incorporated into future valuations and any amendment fees or third-party costs to be expensed at the time of the amendment, and the amended terms to be incorporated into the valuations at each subsequent balance sheet date.

On January 31, 2025, the Company entered into an amendment agreement of the convertible note payable to Dolma. Pursuant to the amendment agreement, the maturity date was revised to February 28, 2026. Further, it was agreed that if the Company enters into a SPAC Business Combination Agreement at any time while the Notes are outstanding, any portion of the Aggregate Notes Amount that is not redeemed or repaid in connection or prior to the closing of the SPAC Transaction will convert, without any required action by the Holder, into shares of Common Stock immediately prior to the consummation of the SPAC Transaction contemplated by the SPAC Business Combination Agreement at a conversion rate that is derived from a Company valuation of $85,000,000, on a fully-diluted basis (provided that the Notes will be deemed have converted simultaneously with all other convertible notes being converted in connection the SPAC Transaction).

The Company evaluated the above amendment agreement entered on January 31, 2025, under the guidance in ASC 470-50 Debt - Modifications and Extinguishments, and it was determined terms of the amendment were not substantially different than the terms of the convertible notes prior to the Amendment. Accordingly, the aforesaid amendment was accounted for as a debt modification.

The 2019 and 2021 Convertible Notes, contain the following conversion features:

Conversion upon next equity financing – The conversion balance will be automatically converted into shares of the Company’s Convertible Preferred Stock upon the closing of the Next Equity Financing. The number of Convertible Preferred Stock to be issued upon the conversion will be equal to the quotient of the outstanding principal and, if so elected by the Company, any accrued and unpaid interest on the date of the conversion, divided by the conversion price calculated as the product of (a) 100% minus the discount rate, times (b) the price paid per share for equity securities by the investor in the Next Equity Financing. The aggregate liquidation preference of the Convertible Preferred Stock issued upon conversion shall be equal to the aggregate conversion balance.

Maturity – If the Next Equity Financing or a corporate transaction (as defined below) has not occurred on or before the Maturity Date, and if the outstanding balance is not repaid by the Company in full on the Maturity Date, then the conversion balance shall automatically be converted into (i) the conversion balance on the Maturity Date, divided by (ii) $2.235 price per share.

Corporate transaction – In the event of a (i) closing of the sale, transfer or other disposition of all or substantially all of the Company’s assets, (ii) the consummation of the merger or consolidation of the Company with or into another entity, (iii) the closing of the transfer (whether by merger, consolidation or otherwise), in one transaction or a series of related transactions, to a person or group of affiliated persons (other than an underwriter of the Company’s securities), of the Company’s securities if, after such closing, such person or group of affiliated persons would hold at least a majority of the outstanding voting stock of the Company (or the surviving or acquiring entity) (the “Corporate Transaction”), or (iv) a liquidation, dissolution or winding up of the Company prior to full payment of either of the Convertible Notes or prior to the time when either of the Convertible Notes are converted as provided in a Next Equity Financing or a Maturity Conversion, then the conversion balance shall automatically be converted into that number of conversion shares immediately prior to the closing of such Corporate Transaction obtained by dividing the conversion balance by 75% of the price per share of the corporate transaction.

SPAC PIPE Financing – Aggregate redemption amount of the 2019 and 2021 Convertible Notes will be redeemed in connection with the consummation of a SPAC transaction to be issued by the SPAC (a “SPAC PIPE Financing”). The aggregate redemption amount ranges from $300.0 thousand to $4,000.0 thousand and the corresponding SPAC PIPE Financing amount ranges from $15,000.0 thousand to $40,000.0 thousand.

If the Company enters into a SPAC business combination agreement at any time while the 2019 and 2021 Convertible Notes are outstanding, then any portion of the aggregate outstanding amounts that are not redeemed or repaid in connection with the closing of a SPAC transaction will convert into shares of the Company’s common stock at a conversion valuation of $115,000.0 thousand, on a fully-diluted basis.

The Company qualified for and elected to account for the 2019 and 2021 Convertible Notes under the fair value option and, in doing so, bypassed the analysis of potential embedded derivative features. The Company believes that the fair value option better reflects the underlying economics of the 2019 and 2021 Convertible Notes. As a result, the 2019 and 2021 Convertible Notes were recorded at fair value upon issuance.

The Company recorded a charge of $1,006.0 thousand $1,457.0 thousand related to changes in fair value for both the 2019 Convertible Note and 2021 Convertible Note, which is recorded as Gain/(loss) on change in fair value in the unaudited condensed consolidated interim statements of operations and comprehensive loss, for the nine month ended September 30, 2025 and 2024, respectively.

As of September 30, 2025, and December 31, 2024, the lender of the 2019 and 2021 Convertible Notes was considered a principal owner of the Company, because it held greater than 10% of voting common stock of the Company (also see “Note 18 - Related Parties).

2024 Convertible Notes at fair value

In January 2024, the Company entered into two convertible promissory note agreements (the “January 2024 Convertible Notes Agreements”) with a lender for the principal amounts of $2,000.0 thousand (“January 2024 Convertible Note A”) and $4,500.0 thousand (“January 2024 Convertible Note B”), respectively, that each bear interest at a rate of 4.863% per annum, payable at maturity (the “January 2024 Convertible Notes”). The January 2024 Convertible Notes mature in January 2025.

On February 4, 2025, the maturity date of January 2024 convertible note was extended to July 12, 2025 pursuant to the second amendment.

The January 2024 Convertible Notes contain the following conversion features:

Optional conversion upon a qualifying financing – Before the maturity date in January 2025, if the company plans to go through a significant funding round of the issuance of preferred stock resulting in gross proceeds of at least $5,000.0 thousand (the “January 2024 Notes Qualifying Financing”), it will let the holder know at least 10 days before this funding round is set to happen. The holder then has the option to turn any outstanding obligations from the January 2024 Convertible Notes into shares of preferred stock when the funding round closes, based on all of the outstanding obligations under the January 2024 Convertible Notes (the “Conversion Amount”), divided by a specific price calculated as the lower of two figures: (i) either the maximum share price (the share price cap as discussed below) or (ii) 80% of the price at which other investors are buying the preferred stock in the funding round (the “Conversion Price”). However, if this funding round also counts as a company sell-off or shutdown the holder can choose the optional conversion upon a liquidation event (as described in the “optional conversion upon a liquidation event” section below).

Automatic conversion into common stock - If the company completes the plan of merger as per the Merger Agreement (as defined in “Note 1 - Organization) before the January 2024 Convertible Notes maturity date in January 2025, the Company must notify the lender at least 5 days before the merger is finalized. Immediately preceding the merger, any outstanding amounts the Company owes under the January 2024 Convertible Notes will automatically turn into shares of the Company’s common stock. The number of shares converted is based on the Conversion Amount, divided by the Conversion Price, which will be capped at a maximum value (the share price cap as discussed below).

Optional conversion into preferred stock or common stock – After the maturity date of this note in January 2025, the holder can choose to turn the Conversion Amount into shares. There are two scenarios: (i) if converted in conjunction with the January 2024 Convertible Notes Qualifying Financing after the maturity date of January 2025, the conversion will be to preferred stock. The number of shares will be the Conversion Amount divided by the Conversion Price, or (ii) if converted at any other time that is not tied to a Qualifying Financing after the maturity date of January 2025, the conversion will be to common stock. The number of shares will be based on the Conversion Amount, divided by the maximum share price (the share price cap as discussed below).

Optional conversion upon a liquidation event – Before the maturity date in January 2025, or before the January 2024 Convertible Notes convert into shares according to the optional conversion upon a qualifying financing, automatic conversion into common stock, or optional conversion into preferred or common stock as discussed above, if the Company plans to sell off its assets or dissolve (when not part of a merger, a “Liquidation Event”), the holder can: (i) choose to convert any Conversion Amount into common stock immediately prior to the Liquidation Event. The number of shares to be calculated as the Conversion Amount, divided by a set price per share (the share price cap as discussed below), or (ii) alternatively, choose to be paid in cash, which would be the Conversion Amount, payable prior to the Liquidation Event. The Company must notify the holder at least 10 days before the Liquidation Event is expected to occur.

Liquidation Preference Upon Conversion – If the January 2024 Convertible Notes convert in the January 2024 Notes Qualifying Financing, they will be converted into preferred stock such that the liquidation preference shall equal the Conversion Price.

January 2024 Convertible Note A specific terms – Upon the occurrence of a default (as defined in the January 2024 Notes Agreement and discussed below), the holder can declare all amounts due and outstanding to be paid immediately. The proceeds received under the January 2024 Convertible Note A are to be used to repurchase 667,000 shares of common stock held by Sameer Maskey, CEO of the Company. The share price cap is $3.00 per share.

January 2024 Convertible Note B specific terms – Upon the occurrence of a default (as defined in the January 2024 Notes Agreement and discussed below), the holder can declare all amounts due and outstanding be paid immediately, including a termination fee of $1,000.0 thousand as defined in the January 2024 Notes Agreement). The proceeds received under the January 2024 Convertible Note B are to be used to repay third-party debt of the Company and for working capital purposes. The share price cap is $5.798.

The January 2024 Convertible Notes will default if the Merger Agreement (as defined in “Note 1 – Organization”) is terminated and also has other customary events of default. The January 2024 Convertible Notes are fully secured by 3,600,000 shares of common stock held by Sameer Maskey, the CEO of the Company (refer to “Note 18 – Related Parties”).

The Company qualified for and elected to account for the January 2024 Convertible Notes under the fair value option and, in doing so, bypassed the analysis of potential embedded derivative features. The Company believes that the fair value option better reflects the underlying economics of the January 2024 Convertible Notes. As a result, the January 2024 Convertible Notes were recorded at fair value upon issuance.

The Company evaluated the amendment agreement entered on February 4, 2025, under the guidance in ASC 470-50 Debt - Modifications and Extinguishments, and it was determined terms of the amendment were not substantially different than the terms of the convertible notes prior to the Amendment. Accordingly, the aforesaid amendment was accounted for as a debt modification.

The Company recorded a charge of $494.0 thousand and $2,349.0 thousand related to changes in fair value for the January 2024 Convertible Notes, which is recorded as Gain/(loss) on change in fair value in the unaudited condensed consolidated interim statements of operations and comprehensive loss, for the nine months ended September 30, 2025 and September 30, 2024 respectively.

The January 2024 Convertible Notes were once again amended in July 2025 and basis the amendment the maturity date was revised from July 12, 2025, to October 18, 2025 pursuant to the third amendment. The Company applied the 10% cash flow test pursuant to ASC 470 to calculate the difference between the present value of the amended note’s cash flows and the present value of the original remaining cash flow and concluded that the results didn’t exceed the 10% factor, the debt modification is not considered substantially different and therefore did not apply extinguishment accounting, rather it accounted for the modification on a prospective basis pursuant to ASC 470.

2023 Notes Payable

In August 2023, the Company entered into a loan and security agreement with a lender (the “2023 Notes Agreement”) that will make available to the Company loans in an aggregate principal amount of up to $4,000.0 thousand in three separate tranches. In that month, the Company withdrew $3,000.0 thousand (the “First Tranche”). The Company additionally had the opportunity to request, subject to the terms of the 2023 Notes Agreement, an additional tranche of $500.0 thousand in or before March 2024 (the “Second Tranche”) and a third tranche of $500.0 thousand in or before June 2024 (the “Third Tranche”) (the First Tranche, Second Tranche and Third Tranche are collectively referred to as the “2023 Notes”). The 2023 Notes bear interest at a rate of 13.25% per annum, compounded annually, payable at maturity. The effective interest rate was 23%. The 2023 Notes were secured by substantially all of the Company’s assets.

In January 2024, the Company repaid the entire aggregate outstanding principal on the 2023 Notes Payable in the amount of $3,000.0 thousand along with an additional payment of $78.5 thousand for interest, prepayment fees, and lender fees. The Company recorded a loss of $601.1 thousand on extinguishment of debt, in the unaudited condensed consolidated interim statements of operations and comprehensive loss for the nine months ended September 30, 2024.

Common Stock Warrants—In connection with the 2023 Notes Agreement, the Company issued to the lender common stock warrants (the “Common Stock Warrants”) to purchase up to 140,133 shares of the Company’s common stock, exercisable immediately, with an exercise price of $0.46 per share with a contractual term of 10 years. The Company determined that the Common Stock Warrants are freestanding financial instruments and were determined to be within the scope of ASC 480-10, and accordingly, are liability classified. As of nine month ended September 30, 2025 and December 31, 2024, the fair value and carrying amount of the Common Stock Warrant Liability was $850.0 thousand and $945.0 thousand, respectively (refer to “Note 3 - Fair Value Measurements”).

The Company recorded a gain of $95.0 thousand and a charge of $531.0 thousand related to changes in fair value, which is recorded as loss on change in fair value in the unaudited condensed consolidated interim statements of operations and comprehensive loss, for the nine month ended September 30, 2025 and 2024, respectively.

April 2024 Convertible Note

In April 2024, the Company entered into a convertible note agreement (the “April 2024 Convertible Note Agreement”) with a lender for the aggregate principal amount of $125.0 thousand, that bears interest at a rate of 4.71% per annum and is convertible to common stock (the “April 2024 Convertible Note”). The April 2024 Convertible Promissory Note matures in April 2025.

Automatic conversion into common stock – If on or before the maturity date in April 2025, the Company closes the plan of merger as described in the Merger Agreement (as defined in “Note 1 – Organization”), the Company will notify the holder of the April 2024 Convertible Note five days prior to the merger. Immediately prior to the closing of the merger, all of the then outstanding obligations of the April 2024 Convertible Note will automatically convert into the number of common shares equal to the outstanding amount divided by $4.94.

Warrant issuance – Upon the conversion of the April 2024 Convertible Note to common stock, the Company shall issue the holder a warrant to purchase 7,500 shares of common stock of CSLM with a per share exercise price of $11.50.

Subordination – Upon the occurrence of any event of default (as described in the April 2024 Convertible Note Agreement and discussed below), the April 2024 Convertible Note shall become junior and subordinate to the January 2024 Convertible Notes.

The April 2024 Convertible Note has customary events of default, are fully secured by the assets of the Company and because the conversion feature does not meet the definition of a derivative are being accounted for at amortized cost. The proceeds of the April 2024 Convertible Note will be used for working capital purposes.

On February 5, 2025, the conversion price of the April 2024 Convertible Promissory Notes with principal amount of $125,000 was amended to $3.15 from the original conversion price of $4.94.

The Company evaluated the conversion feature of April 2024 Convertible Note offering for embedded derivatives in accordance with ASC 815, Derivatives and Hedging, and the substantial premium model in accordance with ASC 470, Debt. Based on our assessment, separate accounting for the conversion feature of this note offering is not required and will be accounted for under the substantial premium model. Under the substantial premium model, the excess above the fair value amounting to $113.0 thousand this note will be recorded as loss on extinguishment of debt in additional paid-in-capital with a corresponding debit in the unaudited condensed consolidated interim statement of profit and loss for the nine months ended September 30, 2025.

The April 2024 Convertible Notes were once again amended in April 2025 and basis the amendment the maturity date was revised from April 5, 2025, to April 5, 2026 pursuant to the second amendment. The Company applied the 10% cash flow test pursuant to ASC 470 to calculate the difference between the present value of the amended note’s cash flows and the present value of the original remaining cash flow and concluded that the results didn’t exceed the 10% factor, the debt modification is not considered substantially different and therefore did not apply extinguishment accounting, rather it accounted for the modification on a prospective basis pursuant to ASC 470.

June 2024 Convertible Note

In June 2024, the Company entered into a convertible note agreement (the “June 2024 Convertible Note Agreement”) with a lender for the principal amount of $130.0 thousand, that bears interest at a rate of 4.71% per annum and is convertible to common stock (the “June 2024 Convertible Note”). The June 2024 Convertible Promissory Note matures in June 2025.

Automatic conversion into common stock – If on or before the maturity date in June 2025, the Company closes the plan of merger as described in the Merger Agreement (as defined in “Note 1 – Organization”), the Company will notify the holder of the June 2024 Convertible Note five days prior to the merger. Immediately prior to the closing of the merger, all of the then outstanding obligations of the June 2024 Convertible Note will automatically convert into the number of common shares equal to the outstanding amount divided by $4.94.

Warrant issuance – Upon the conversion of the June 2024 Convertible Note to common stock of CSLM, the Company shall issue the holder a warrant to purchase 7,500 shares of common stock of CSLM with a per share exercise price of $11.50.

Subordination – Upon the occurrence of any event of default (as described in the June 2024 Convertible Note Agreement and discussed below), the June 2024 Convertible Note shall become junior and subordinate to the January 2024 Convertible Notes.

The June 2024 Convertible Note has customary events of default, are fully secured by the assets of the Company and because the conversion feature does not meet the definition of a derivative are being accounted for at amortized cost. The proceeds of the June 2024 Convertible Note will be used for working capital purposes.

On February 5, 2025, the conversion price of the June 2024 Convertible Promissory Note with principal amount of $130,000 was amended to $3.15 from the original conversion price of $4.94.

The Company evaluated the conversion feature of June 2024 Convertible Note offering for embedded derivatives in accordance with ASC 815, Derivatives and Hedging, and the substantial premium model in accordance with ASC 470, Debt. Based on our assessment, separate accounting for the conversion feature of this note offering is not required and will be accounted for under the substantial premium model. Under the substantial premium model, the excess above the fair value amounting to $114.0 thousand this note will be recorded as loss on extinguishment of debt in additional paid-in-capital with a corresponding debit in the unaudited condensed consolidated interim statement of profit and loss for the nine months ended September 30, 2025.

The June 2024 Convertible Note were once again amended in July 2025 and basis the amendment the maturity date was revised from June 17, 2025, to June 17, 2026, pursuant to the amendment. The Company applied the 10% cash flow test pursuant to ASC 470 to calculate the difference between the present value of the amended note’s cash flows and the present value of the original remaining cash flow and concluded that the results didn’t exceed the 10% factor, the debt modification is not considered substantially different and therefore did not apply extinguishment accounting, rather it accounted for the modification on a prospective basis pursuant to ASC 470.

September 2024 Convertible Notes

In September 2024, the Company entered into two convertible note agreements (the “September 2024 Convertible Notes Agreements”) with two lenders, each for the principal amount of $100.0 thousand (the “September 2024 Convertible Notes”). The September 2024 Convertible Notes bear interest at a rate of 4.71% per annum. The 2024 September Convertible Notes mature in September 2026.

Automatic conversion into common stock – If on or before the maturity date in September 2026, the Company closes the plan of merger as described in the Merger Agreement (as defined in “Note 1 – Organization”), the Company will notify the holders of the September 2024 Convertible Notes five days prior to the merger. Immediately prior to the closing of the merger, all of the then outstanding obligations of the September 2024 Convertible Notes will automatically convert into the number of common shares equal to the outstanding amount divided by $4.94.

Warrant issuance – Upon the conversion of the September 2024 Convertible Notes to common stock, the Company shall issue the holders each a warrant to purchase 7,500 shares of common stock of CSLM with a per share exercise price of $11.50.

Subordination – Upon the occurrence of any event of default (as described in the September 2024 Convertible Notes Agreements and discussed below), the September 2024 Convertible Notes shall become junior and subordinate to the January 2024 Convertible Notes.

The September 2024 Convertible Notes have customary events of default, are fully secured by the assets of the Company and because the conversion feature does not meet the definition of a derivative are being accounted for at amortized cost. The proceeds of the September 2024 Convertible Notes will be used for working capital purposes.

On February 5, 2025, the conversion price of the two September 2024 Convertible Promissory Notes with principal amount of $ 100,000 each was amended to $3.15 from the original conversion price of $4.94.

The Company evaluated the conversion feature of September 2024 Convertible Notes offering for embedded derivatives in accordance with ASC 815, Derivatives and Hedging, and the substantial premium model in accordance with ASC 470, Debt. Based on our assessment, separate accounting for the conversion feature of these notes offering is not required and will be accounted for under the substantial premium model. Under the substantial premium model, the excess above the fair value amounting to $164.0 thousand these notes will be recorded as loss on extinguishment of debt in additional paid-in-capital with a corresponding debit in the unaudited condensed consolidated interim statement of Operations and Comprehensive Loss for the nine months ended September 30, 2025.

February 2025 Convertible Notes

On February 24, 2025, the company entered into a convertible promissory note amounting to $180,000 with an interest rate of 4.71% and maturity date of February 19, 2028. Upon closing of the merger agreement, the Note shall automatically convert into the number of shares of Common Stock equal to the then outstanding Obligations under the note divided by the applicable Conversion Price i.e., $3.15.

Automatic conversion into common stock – If on or before the maturity date in February 2028, the Company closes the plan of merger as described in the Merger Agreement (as defined in “Note 1 – Organization”), the Company will notify the holders of the February 2025 Convertible Notes five days prior to the merger. Immediately prior to the closing of the merger, all of the then outstanding obligations of the September 2024 Convertible Notes will automatically convert into the number of common shares equal to the outstanding amount divided by $3.15.

Subordination – Upon the occurrence of any event of default (as described in the February 2025 Convertible Notes Agreements and discussed below), the February 2025 Convertible Notes shall become junior and subordinate to the January 2024 Convertible Notes.

The February 2025 Convertible Note has customary events of default, are fully secured by the assets of the Company and because the conversion feature does not meet the definition of a derivative are being accounted for at amortized cost. The proceeds of the February 2025 Convertible Note will be used for working capital purposes.

Related Party loan payable

During the previous year ended December 31, 2024, the Company entered into seven separate promissory notes with Mr. Maskey for an aggregate principal amount of $700.0 thousand (the “2024 Related Party Promissory Notes”). The 2024 Related Party Promissory Notes bear interest at a rate of 4.71% per annum and mature in December 2025. Upon an event of default, the 2024 Related Party Promissory Notes shall become junior and subordinate to the January 2024 Convertible Notes (also see “Note 18 - Related Parties”), and any amounts owed will bear interest at 10% per annum until the obligations are satisfied in full. The 2024 Related Party Promissory Notes have customary events of default. As of September 30, 2025, the balance of the 2024 Related Party Promissory notes of $700.0 thousand, is included in related party loan payable - current in the unaudited condensed consolidated interim balance sheets and is being accounted for at amortized cost.

On February 12, 2025, an amendment to the seven promissory notes was entered into between the company and the CEO, Mr. Sameer Maskey. As per the original agreement, the maturity date was earlier of (1) the occurrence of an Event of Default and (2) December 31, 2024. Pursuant to the amendment agreement, the maturity date was extended to earlier of (1) the occurrence of an Event of Default and (2) December 31, 2025.

The Company evaluated the amendment in maturity date under the guidance in ASC 470-50 Debt - Modifications and Extinguishments, and it was determined that there was no gain/loss to be recorded in the unaudited condensed consolidated statements of operations and comprehensive loss, for the nine months ended September 30, 2025.

Subsequent to September 30, 2025, Fusemachines incurred interest expense on promissory notes held at amortized cost and subsequently the promissory notes principal and accrued and unpaid interest were repaid in cash upon the Closing of merger. The terms of the merger are disclosed as a part of Note on Subsequent Events (Refer Note no. 20 Subsequent Events).

Others- February 2025 Convertible Notes

In connection with the second amendment to the Merger Agreement, Consilium Frontier Equity Fund, LP provided financing to Fusemachines in the amount of $2,160,000, in exchange for a convertible note which note shall convert into shares of common stock of Fusemachines at a price of $0.44 per share (a) automatically at the time of the Business Combination, or (b) on July 12, 2025 at the option of the holder, if not, then payable in cash.

Pursuant to the terms of the Note and related Escrow Agreement, the proceeds are required to be deposited into an escrow account and will be released to the Company only upon the consummation of the Business Combination.

Further, per Section 4.2 of the Escrow Agreement “Upon the Closing, the Company, Investor and Fusemachines shall jointly deliver a Joint Release Notice to the Escrow Agent directing the Escrow Agent to disburse to the Pubco all of the Funds in the Escrow Account.” Accordingly, the escrowed funds are not freely available to the Pubco prior to joint instruction by the Investor, Fusemachines, and the Company.

On May 22, 2025, the proceeds from Consilium Frontier Equity Fund, LP have been received into an escrow account.

Since the release of proceeds is contingent upon the occurrence of the Business Combination, an event not wholly within the control of the Company, the same has not been recognized in the unaudited condensed consolidated financial statements as of September 30, 2025.

Subsequent to September 30, 2025, Fusemachines received funds from a convertible note with an affiliate of the Sponsor in the principal amount of $2,160,000.

Subsequent Conversion

On October 22, 2025, Merger Sub merged with and into Fusemachines, the separate corporate existence of Merger Sub ceased to exist and Fusemachines was the surviving company and a wholly owned subsidiary of Pubco Following the completion of the business combination, all convertible notes (related parties and other convertible notes) were converted into equity of the public company. The terms of the merger are disclosed as a part of Note - 20 Subsequent Events.

Note 12. Long-Term Debt

Long-term debt consists of the following (in thousands):

	December 31, 2024			December 31, 2023
	Current	Noncurrent	Total	Current	Noncurrent	Total
2023 Notes Payable (1)	—	—	—	191	2,261	2,452
2024 Convertible Notes	255	200	455	—	—	—
2024 Convertible Notes at fair value	8,986	—	8,986	—	—	—
Related party convertible notes payable at fair value	—	6,524	6,524	—	3,764	3,764
Related party loan payable	700	—	700	—	—	—
Total	9,941	6,724	16,665	191	6,025	6,216

(1)	Net of discount of $548.6 thousand as of December 31, 2023.

Convertible Notes at Fair Value

Related party convertible notes payable at fair value

In October 2019, the Company entered into a convertible promissory note agreement (the “2019 Convertible Note Agreement”) with a lender and issued a convertible promissory note for the principal amount of $2,000.0 thousand (the “2019 Convertible Note”). The 2019 Convertible Note bears interest at a rate of 10% per annum, compounded quarterly. The 2019 Convertible Note matured in September 2022.

In September 2021, the Company entered into a second convertible promissory note agreement (the “2021 Convertible Note Agreement”) (the 2019 Convertible Note Agreement and the 2021 Convertible Note Agreement collectively referred to as the “2019 and 2021 Convertible Notes Agreements”) with the same lender and issued a convertible promissory note for the principal amount of $450.0 thousand (the “2021 Convertible Note”) (the 2019 Convertible Note and the 2021 Convertible Note collectively, the “2019 and 2021 Convertible Notes”). The 2021 Convertible Note was issued with the same terms as the 2019 Convertible Note, except with a maturity date of October 2022.

Effective December 2022, the 2019 and 2021 Convertible Notes Agreements were amended (the “2022 Amended Convertible Notes Agreements”) to extend the maturity date for the 2019 and 2021 Convertible Notes to December 2023, increase the interest rate to 15% for the period from December 2022 through December 2023, adding a prepayment option, amending one of the conversion scenarios, and amending the definition of a next equity financing to require a sale of equity securities to result in gross proceeds of $7,500.0 thousand (the “Next Equity Financing”). The 2022 Amended Convertible Notes Agreements also added a partial payment of the interest accrued and outstanding on the note of $386.4 thousand due no later than March 2023. Failure to pay by the payment deadline obligated the Company to pay interest at a rate of twenty percent (20%) per annum, compounded quarterly, on the outstanding $386.4 thousand.

In December 2023, the 2022 Amended Convertible Notes Agreements were amended again (the “2023 Amended Convertible Notes Agreements”), extending the maturity date of the 2019 and 2021 Convertible Notes to January 2024.

In January 2024, the 2023 Amended Convertible Notes Agreements were amended again (the “2024 Amended Convertible Notes Agreements”), extending the maturity date to January 2025. The amendment also added a provision surrounding conversion in the case the Company completes the merger (see “SPAC PIPE financing” below) (also see “Note 1 – Organization”), an additional table depicting principal and interest on the 2019 and 2021 Convertible Notes to be redeemed in connection with the merger, and additional definitions related to the merger.

The 2021, 2022 and 2023 amendments were accounted for as debt modifications, prospectively, with any change in fair value from the new terms incorporated into future valuations. The 2024 amendment was deemed as capital transaction as per ASC 470-50-40-2 and is accounted for as an extinguishment of debt, with a gain on extinguishment of debt of $343.0 thousand recorded in additional paid in capital in the consolidated balance sheet as of the year ended December 31, 2024, with any change in subsequent fair value incorporated into future valuations and any amendment fees or third-party costs to be expensed at the time of the amendment, and the amended terms to be incorporated into the valuations at each subsequent balance sheet date.

The 2019 and 2021 Convertible Notes, contain the following conversion features:

Conversion upon next equity financing – The conversion balance will be automatically converted into shares of the Company’s Convertible Preferred Stock upon the closing of the Next Equity Financing. The number of Convertible Preferred Stock to be issued upon the conversion will be equal to the quotient of the outstanding principal and, if so elected by the Company, any accrued and unpaid interest on the date of the conversion, divided by the conversion price calculated as the product of (a) 100% minus the discount rate, times (b) the price paid per share for equity securities by the investor in the Next Equity Financing. The aggregate liquidation preference of the Convertible Preferred Stock issued upon conversion shall be equal to the aggregate conversion balance.

Maturity – If the Next Equity Financing or a corporate transaction (as defined below) has not occurred on or before the Maturity Date, and if the outstanding balance is not repaid by the Company in full on the Maturity Date, then the conversion balance shall automatically be converted into (i) the conversion balance on the Maturity Date, divided by (ii) $2.235 price per share.

Corporate transaction – In the event of a (i) closing of the sale, transfer or other disposition of all or substantially all of the Company’s assets, (ii) the consummation of the merger or consolidation of the Company with or into another entity, (iii) the closing of the transfer (whether by merger, consolidation or otherwise), in one transaction or a series of related transactions, to a person or group of affiliated persons (other than an underwriter of the Company’s securities), of the Company’s securities if, after such closing, such person or group of affiliated persons would hold at least a majority of the outstanding voting stock of the Company (or the surviving or acquiring entity) (the “Corporate Transaction”), or (iv) a liquidation, dissolution or winding up of the Company prior to full payment of either of the Convertible Notes or prior to the time when either of the Convertible Notes are converted as provided in a Next Equity Financing or a Maturity Conversion, then the conversion balance shall automatically be converted into that number of conversion shares immediately prior to the closing of such Corporate Transaction obtained by dividing the conversion balance by 75% of the price per share of the corporate transaction.

SPAC PIPE Financing – Aggregate redemption amount of the 2019 and 2021 Convertible Notes will be redeemed in connection with the consummation of a SPAC transaction to be issued by the SPAC (a “SPAC PIPE Financing”). The aggregate redemption amount ranges from $300.0 thousand to $4,000.0 thousand and the corresponding SPAC PIPE Financing amount ranges from $15,000.0 thousand to $40,000.0 thousand.

If the Company enters into a SPAC business combination agreement at any time while the 2019 and 2021 Convertible Notes are outstanding, then any portion of the aggregate outstanding amounts that are not redeemed or repaid in connection with the closing of a SPAC transaction will convert into shares of the Company’s common stock at a conversion valuation of $115,000.0 thousand, on a fully-diluted basis.

The Company qualified for and elected to account for the 2019 and 2021 Convertible Notes under the fair value option and, in doing so, bypassed the analysis of potential embedded derivative features. The Company believes that the fair value option better reflects the underlying economics of the 2019 and 2021 Convertible Notes. As a result, the 2019 and 2021 Convertible Notes were recorded at fair value upon issuance. The Company recorded a charge of $3,103.0 thousand and $581.0 thousand related to changes in fair value for both the 2019 Convertible Note and 2021 Convertible Note, which is recorded as loss on change in fair value in the consolidated statements of operations and comprehensive loss, for the years ended December 31, 2024 and 2023, respectively

As of December 31, 2024, and December 31, 2023, the lender of the 2019 and 2021 Convertible Notes was considered a principal owner of the Company, because it held greater than 10% of voting common stock of the Company (also see “Note 21 - Related Parties).

The 2019 and 2021 Convertible Notes were once again amended in January 2025 and the amended terms are disclosed as a part of Note on Subsequent Events (Refer Note no. 23 Subsequent Events).

2024 Convertible Notes at fair value

In January 2024, the Company entered into two convertible promissory note agreements (the “January 2024 Convertible Notes Agreements”) with a lender for the principal amounts of $2,000.0 thousand (“January 2024 Convertible Note A”) and $4,500.0 thousand (“January 2024 Convertible Note B”), respectively, that each bear interest at a rate of 4.863% per annum, payable at maturity (the “January 2024 Convertible Notes”). The January 2024 Convertible Notes mature in January 2025.

The January 2024 Convertible Notes contain the following conversion features:

Optional conversion upon a qualifying financing – Before the maturity date in January 2025, if the company plans to go through a significant funding round of the issuance of preferred stock resulting in gross proceeds of at least $5,000.0 thousand (the “January 2024 Notes Qualifying Financing”), it will let the holder know at least 10 days before this funding round is set to happen. The holder then has the option to turn any outstanding obligations from the January 2024 Convertible Notes into shares of preferred stock when the funding round closes, based on all of the outstanding obligations under the January 2024 Convertible Notes (the “Conversion Amount”), divided by a specific price calculated as the lower of two figures: (i) either the maximum share price (the share price cap as discussed below) or (ii) 80% of the price at which other investors are buying the preferred stock in the funding round (the “Conversion Price”). However, if this funding round also counts as a company sell-off or shutdown the holder can choose the optional conversion upon a liquidation event (as described in the “optional conversion upon a liquidation event” section below).

Automatic conversion into common stock - If the company completes the plan of merger as per the Merger Agreement (as defined in “Note 1 - Organization) before the January 2024 Convertible Notes maturity date in January 2025, the Company must notify the lender at least 5 days before the merger is finalized. Immediately preceding the merger, any outstanding amounts the Company owes under the January 2024 Convertible Notes will automatically turn into shares of the Company’s common stock. The number of shares converted is based on the Conversion Amount, divided by the Conversion Price, which will be capped at a maximum value (the share price cap as discussed below).

Optional conversion into preferred stock or common stock – After the maturity date of this note in January 2025, the holder can choose to turn the Conversion Amount into shares. There are two scenarios: (i) if converted in conjunction with the January 2024 Convertible Notes Qualifying Financing after the maturity date of January 2025, the conversion will be to preferred stock. The number of shares will be the Conversion Amount divided by the Conversion Price, or (ii) if converted at any other time that is not tied to a Qualifying Financing after the maturity date of January 2025, the conversion will be to common stock. The number of shares will be based on the Conversion Amount, divided by the maximum share price (the share price cap as discussed below).

Optional conversion upon a liquidation event – Before the maturity date in January 2025, or before the January 2024 Convertible Notes convert into shares according to the optional conversion upon a qualifying financing, automatic conversion into common stock, or optional conversion into preferred or common stock as discussed above, if the Company plans to sell off its assets or dissolve (when not part of a merger, a “Liquidation Event”), the holder can: (i) choose to convert any Conversion Amount into common stock immediately prior to the Liquidation Event. The number of shares to be calculated as the Conversion Amount, divided by a set price per share (the share price cap as discussed below), or (ii) alternatively, choose to be paid in cash, which would be the Conversion Amount, payable prior to the Liquidation Event. The Company must notify the holder at least 10 days before the Liquidation Event is expected to occur.

Liquidation Preference Upon Conversion – If the January 2024 Convertible Notes convert in the January 2024 Notes Qualifying Financing, they will be converted into preferred stock such that the liquidation preference shall equal the Conversion Price.

January 2024 Convertible Note A specific terms – Upon the occurrence of a default (as defined in the January 2024 Notes Agreement and discussed below), the holder can declare all amounts due and outstanding to be paid immediately. The proceeds received under the January 2024 Convertible Note A are to be used to repurchase 666,667 shares of common stock held by Sameer Maskey, CEO of the Company. The share price cap is $3.00 per share.

January 2024 Convertible Note B specific terms – Upon the occurrence of a default (as defined in the January 2024 Notes Agreement and discussed below), the holder can declare all amounts due and outstanding be paid immediately, including a termination fee of $1,000.0 thousand as defined in the January 2024 Notes Agreement). The proceeds received under the January 2024 Convertible Note B are to be used to repay third-party debt of the Company and for working capital purposes. The share price cap is $5.798.

The January 2024 Convertible Notes will default if the Merger Agreement (as defined in “Note 1 – Organization”) is terminated, and also has other customary events of default. The January 2024 Convertible Notes are fully secured by 3,600,000 shares of common stock held by Sameer Maskey, the CEO of the Company (refer to “Note 21 – Related Parties”).

The Company qualified for and elected to account for the January 2024 Convertible Notes under the fair value option and, in doing so, bypassed the analysis of potential embedded derivative features. The Company believes that the fair value option better reflects the underlying economics of the January 2024 Convertible Notes. As a result, the January 2024 Convertible Notes were recorded at fair value upon issuance. The Company recorded a charge of $2,486.0 thousand related to changes in fair value for the January 2024 Convertible Notes, which is recorded as loss on change in fair value in the consolidated statements of operations and comprehensive loss, for the year ended December 31, 2024.

The January 2024 Convertible Notes under fair value option were amended in February 2025 and the amended terms are disclosed as a part of Note on Subsequent Events (Refer Note no. 23 Subsequent Events).

2023 Notes Payable

In August 2023, the Company entered into a loan and security agreement with a lender (the “2023 Notes Agreement”) that will make available to the Company loans in an aggregate principal amount of up to $4,000.0 thousand in three separate tranches. In that month, the Company withdrew $3,000.0 thousand (the “First Tranche”). The Company additionally had the opportunity to request, subject to the terms of the 2023 Notes Agreement, an additional tranche of $500.0 thousand in or before March 2024 (the “Second Tranche”) and a third tranche of $500.0 thousand in or before June 2024 (the “Third Tranche”) (the First Tranche, Second Tranche and Third Tranche are collectively referred to as the “2023 Notes”). The 2023 Notes bear interest at a rate of 13.25% per annum, compounded annually, payable at maturity. The debt issuance cost and debt discount were $110.8 thousand and $494.5 thousand at December 31, 2023, respectively. The effective interest rate was 23%. The 2023 Notes were secured by substantially all of the Company’s assets.

In January 2024, the Company repaid the entire aggregate outstanding principal on the 2023 Notes Payable in the amount of $3,000.0 thousand along with an additional payment of $78.5 thousand for interest, prepayment fees, and lender fees. The Company recorded a loss of $601.1 thousand on extinguishment of debt, in the consolidated statements of operations and comprehensive loss.

Common Stock Warrants—In connection with the 2023 Notes Agreement, the Company issued to the lender common stock warrants (the “Common Stock Warrants”) to purchase up to 140,133 shares of the Company’s common stock, exercisable immediately, with an exercise price of $0.46 per share with a contractual term of 10 years. The Company determined that the Common Stock Warrants are freestanding financial instruments and were determined to be within the scope of ASC 480-10, and accordingly, are liability classified. As of December 31, 2024 and December 31, 2023, the fair value and carrying amount of the Common Stock Warrant Liability was $945.0 thousand and $430.0 thousand, respectively (refer to “Note 3 - Fair Value Measurements”).

Revolving Line of Credit

During 2023, the Company entered into a line of credit with JPMorgan Chase Bank, N.A. for a principal amount of $150.0 thousand. The terms of the agreement were five years with an annual interest rate of 2%. During August 2023, the line of credit including principal and interest expense of $2.0 thousand was repaid through the 2023 Notes Payable.

Loan from Bimal Tamrakar

During 2023, the Company entered into a short-term loan agreement of $300.0 thousand. The terms of the loan were 3 months with an annual interest rate of 13.25%. During August 2023, the short-term loan was repaid through the 2023 Notes Payable.

April 2024 Convertible Note

In April 2024, the Company entered into a convertible note agreement (the “April 2024 Convertible Note Agreement”) with a lender for the aggregate principal amount of $125.0 thousand, that bears interest at a rate of 4.71% per annum and is convertible to common stock (the “April 2024 Convertible Note”). The April 2024 Convertible Promissory Note matures in April 2025. Subsequent to year end, there has been a revision in the maturity date, refer Note No 23 – Subsequent Events.

Automatic conversion into common stock – If on or before the maturity date in April 2025, the Company closes the plan of merger as described in the Merger Agreement (as defined in “Note 1 – Organization”), the Company will notify the holder of the April 2024 Convertible Note five days prior to the merger. Immediately prior to the closing of the merger, all of the then outstanding obligations of the April 2024 Convertible Note will automatically convert into the number of common shares equal to the amount outstanding divided by $4.94.

Warrant issuance – Upon the conversion of the April 2024 Convertible Note to common stock, the Company shall issue the holder a warrant to purchase 7,500 shares of common stock of CSLM with a per share exercise price of $11.50.

Subordination – Upon the occurrence of any event of default (as described in the April 2024 Convertible Note Agreement and discussed below), the April 2024 Convertible Note shall become junior and subordinate to the January 2024 Convertible Notes.

The April 2024 Convertible Note has customary events of default, are fully secured by the assets of the Company and because the conversion feature does not meet the definition of a derivative are being accounted for at amortized cost. The proceeds of the April 2024 Convertible Note will be used for working capital purposes.

June 2024 Convertible Note

In June 2024, the Company entered into a convertible note agreement (the “June 2024 Convertible Note Agreement”) with a lender for the principal amount of $130.0 thousand, that bears interest at a rate of 4.71% per annum and is convertible to common stock (the “June 2024 Convertible Note”). The June 2024 Convertible Promissory Note matures in June 2025.

Automatic conversion into common stock – If on or before the maturity date in June 2025, the Company closes the plan of merger as described in the Merger Agreement (as defined in “Note 1 – Organization”), the Company will notify the holder of the June 2024 Convertible Note five days prior to the merger. Immediately prior to the closing of the merger, all of the then outstanding obligations of the June 2024 Convertible Note will automatically convert into the number of common shares equal to the amount outstanding divided by $4.94.

Warrant issuance – Upon the conversion of the June 2024 Convertible Note to common stock of CSLM, the Company shall issue the holder a warrant to purchase 7,500 shares of common stock of CSLM with a per share exercise price of $11.50.

Subordination – Upon the occurrence of any event of default (as described in the June 2024 Convertible Note Agreement and discussed below), the June 2024 Convertible Note shall become junior and subordinate to the January 2024 Convertible Notes.

The June 2024 Convertible Note has customary events of default, are fully secured by the assets of the Company and because the conversion feature does not meet the definition of a derivative are being accounted for at amortized cost. The proceeds of the June 2024 Convertible Note will be used for working capital purposes.

September 2024 Convertible Notes

In September 2024, the Company entered into two convertible note agreements (the “September 2024 Convertible Notes Agreements”) with two lenders, each for the principal amount of $100.0 thousand (the “September 2024 Convertible Notes”). The September 2024 Convertible Notes bear interest at a rate of 4.71% per annum. The 2024 September Convertible Notes mature in September 2026.

Automatic conversion into common stock – If on or before the maturity date in September 2026, the Company closes the plan of merger as described in the Merger Agreement (as defined in “Note 1 – Organization”), the Company will notify the holders of the September 2024 Convertible Notes five days prior to the merger. Immediately prior to the closing of the merger, all of the then outstanding obligations of the September 2024 Convertible Notes will automatically convert into the number of common shares equal to the amount outstanding divided by $4.94.

Warrant issuance – Upon the conversion of the September 2024 Convertible Notes to common stock, the Company shall issue the holders each a warrant to purchase 7,500 shares of common stock of CSLM with a per share exercise price of $11.50.

Subordination – Upon the occurrence of any event of default (as described in the September 2024 Convertible Notes Agreements and discussed below), the September 2024 Convertible Notes shall become junior and subordinate to the January 2024 Convertible Notes.

The September 2024 Convertible Notes have customary events of default, are fully secured by the assets of the Company and because the conversion feature does not meet the definition of a derivative are being accounted for at amortized cost. The proceeds of the September 2024 Convertible Notes will be used for working capital purposes.

Related Party loan payable

During the year ended December 31, 2024, the Company entered into seven separate promissory notes with Mr. Maskey for an aggregate principal amount of $700.0 thousand (the “2024 Related Party Promissory Notes”). The 2024 Related Party Promissory Notes bear interest at a rate of 4.71% per annum and mature in December 2025. Upon an event of default, the 2024 Related Party Promissory Notes shall become junior and subordinate to the January 2024 Convertible Notes (also see “Note 21 - Related Parties”), and any amounts owed will bear interest at 10% per annum until the obligations are satisfied in full. The 2024 Related Party Promissory Notes have customary events of default. As of December 31, 2024, the balance of the 2024 Related Party Promissory notes of $700.0 thousand, is included in related party loan payable - current in the consolidated balance sheets and is being accounted for at amortized cost.